COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Dec. 31, 2020 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Amount of outstanding loan balance under guarantee model	¥ 6,370
Percentage of total outstanding loan balances represented by the guarantee model loan balances (as a percent)	7.00%